Hartford Small Cap Growth HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 2.2%
83,893	Fox Factory Holding Corp.*	$ 6,634,258
92,450	Patrick Industries, Inc.	4,053,008
59,873	Thor Industries, Inc.	4,189,913
		14,877,179
	Banks - 2.8%
455,933	MGIC Investment Corp.	5,845,061
132,605	Synovus Financial Corp.	4,974,014
76,886	Triumph Bancorp, Inc.*	4,178,754
53,788	Western Alliance Bancorp	3,536,023
		18,533,852
	Capital Goods - 12.8%
96,283	Altra Industrial Motion Corp.	3,237,034
71,619	Ameresco, Inc. Class A*	4,761,231
108,644	Applied Industrial Technologies, Inc.	11,166,430
66,003	Armstrong World Industries, Inc.	5,229,418
44,572	Boise Cascade Co.	2,650,251
55,360	Chart Industries, Inc.*	10,205,616
44,367	Curtiss-Wright Corp.	6,174,112
27,399	Herc Holdings, Inc.	2,846,208
78,480	ITT, Inc.	5,127,883
72,293	John Bean Technologies Corp.	6,217,198
119,440	SPX Corp.*	6,595,477
131,318	Stem, Inc.*	1,751,782
294,502	WillScot Mobile Mini Holdings Corp.*	11,877,266
352,219	Zurn Water Solutions Corp.	8,629,366
		86,469,272
	Commercial & Professional Services - 6.8%
91,134	ASGN, Inc.*	8,235,780
31,969	CACI International, Inc. Class A*	8,345,827
71,898	Casella Waste Systems, Inc. Class A*	5,492,288
31,253	Clean Harbors, Inc.*	3,437,205
49,739	Exponent, Inc.	4,360,618
73,697	Insperity, Inc.	7,523,727
94,090	KBR, Inc.	4,066,570
35,444	Tetra Tech, Inc.	4,555,617
		46,017,632
	Consumer Durables & Apparel - 3.2%
112,155	Crocs, Inc.*	7,700,562
20,582	Deckers Outdoor Corp.*	6,434,139
19,792	TopBuild Corp.*	3,261,326
142,069	YETI Holdings, Inc.*	4,051,808
		21,447,835
	Consumer Services - 4.5%
27,238	Churchill Downs, Inc.	5,015,878
113,793	Penn National Gaming, Inc.*	3,130,445
126,344	Texas Roadhouse, Inc. Class A	11,024,777
86,906	Wingstop, Inc.	10,899,751
		30,070,851
	Diversified Financials - 1.4%
141,792	OneMain Holdings, Inc.	4,185,700
97,614	Stifel Financial Corp.	5,067,143
		9,252,843
	Energy - 5.6%
56,494	Chord Energy Corp.	7,726,684
141,367	Helmerich & Payne, Inc.	5,226,338
331,710	Magnolia Oil & Gas Corp. Class A	6,571,175
135,779	Ovintiv, Inc.	6,245,834
99,560	PDC Energy, Inc.	5,753,573
166,616	SM Energy Co.	6,266,428
		37,790,032
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Food & Staples Retailing - 0.8%
118,376	Performance Food Group Co.*	$ 5,084,249
	Food, Beverage & Tobacco - 3.9%
9,406	Boston Beer Co., Inc. Class A*	3,044,252
47,703	Celsius Holdings, Inc.*	4,325,708
73,682	Freshpet, Inc.*	3,690,731
40,345	Lancaster Colony Corp.	6,063,047
131,698	Simply Good Foods Co.*	4,213,019
371,411	Sovos Brands, Inc.*	5,288,893
		26,625,650
	Health Care Equipment & Services - 10.4%
24,239	Amedisys, Inc.*	2,346,093
69,411	AtriCure, Inc.*	2,713,970
204,927	Covetrus, Inc.*	4,278,876
92,363	Glaukos Corp.*	4,917,406
114,744	Globus Medical, Inc. Class A*	6,835,300
110,575	Haemonetics Corp.*	8,185,867
138,061	Health Catalyst, Inc.*	1,339,192
64,320	Inari Medical, Inc.*	4,672,205
116,748	Integra LifeSciences Holdings Corp.*	4,945,445
15,349	LHC Group, Inc.*	2,512,017
23,508	ModivCare, Inc.*	2,343,277
48,346	Nevro Corp.*	2,252,924
71,795	Omnicell, Inc.*	6,248,319
207,355	Owens & Minor, Inc.	4,997,256
509,882	R1 RCM, Inc.*	9,448,113
49,297	Tandem Diabetes Care, Inc.*	2,358,861
		70,395,121
	Household & Personal Products - 0.5%
305,247	Beauty Health Co.*	3,598,862
	Insurance - 0.4%
120,829	James River Group Holdings Ltd.	2,756,109
	Materials - 3.5%
285,807	Axalta Coating Systems Ltd.*	6,019,096
86,482	Cabot Corp.	5,525,335
47,205	Ingevity Corp.*	2,862,039
256,565	Livent Corp.*	7,863,717
29,681	Louisiana-Pacific Corp.	1,519,370
		23,789,557
	Media & Entertainment - 1.5%
137,984	Bumble, Inc. Class A*	2,965,276
114,598	Cardlytics, Inc.*	1,077,221
91,353	Ziff Davis, Inc.*	6,255,854
		10,298,351
	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
193,663	Aclaris Therapeutics, Inc.*	3,048,256
99,852	Apellis Pharmaceuticals, Inc.*	6,819,892
75,599	Blueprint Medicines Corp.*	4,981,218
98,799	Celldex Therapeutics, Inc.*	2,777,240
130,221	Crinetics Pharmaceuticals, Inc.*	2,557,540
96,868	Cytokinetics, Inc.*	4,693,255
38,589	Halozyme Therapeutics, Inc.*	1,525,809
65,227	Harmony Biosciences Holdings, Inc.*	2,888,904
532,717	ImmunoGen, Inc.*	2,546,387
101,959	Inhibrx, Inc.*	1,830,164
100,086	Intra-Cellular Therapies, Inc.*	4,657,002
26,228	Karuna Therapeutics, Inc.*	5,899,464
94,469	Kymera Therapeutics, Inc.*	2,056,590
32,899	Mirati Therapeutics, Inc.*	2,297,666
112,989	Morphic Holding, Inc.*	3,197,589
129,167	Myovant Sciences Ltd.*	2,319,839

1

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.6% - (continued)
119,776	NanoString Technologies, Inc.*	$ 1,529,540
22,293	Neurocrine Biosciences, Inc.*	2,367,740
77,939	Pacira BioSciences, Inc.*	4,145,575
85,941	PTC Therapeutics, Inc.*	4,314,238
133,527	Revolution Medicines, Inc.*	2,633,152
61,907	Sage Therapeutics, Inc.*	2,424,278
118,269	Stoke Therapeutics, Inc.*	1,518,574
129,299	Syndax Pharmaceuticals, Inc.*	3,107,055
11,717	United Therapeutics Corp.*	2,453,305
119,220	Vaxcyte, Inc.*	2,861,280
98,273	Veracyte, Inc.*	1,631,332
95,625	Zentalis Pharmaceuticals, Inc.*	2,071,237
		85,154,121
	Real Estate - 3.2%
39,014	Agree Realty Corp. REIT	2,636,566
250,552	Essential Properties Realty Trust, Inc. REIT	4,873,237
291,585	Independence Realty Trust, Inc. REIT	4,878,217
156,127	Phillips Edison & Co., Inc. REIT(1)	4,379,362
66,749	Ryman Hospitality Properties, Inc. REIT	4,912,059
		21,679,441
	Retailing - 0.6%
78,598	Ollie's Bargain Outlet Holdings, Inc.*	4,055,657
	Semiconductors & Semiconductor Equipment - 5.1%
87,769	Axcelis Technologies, Inc.*	5,315,291
76,228	Cirrus Logic, Inc.*	5,244,486
88,223	Lattice Semiconductor Corp.*	4,341,454
37,083	MKS Instruments, Inc.	3,064,539
90,856	Power Integrations, Inc.	5,843,858
44,865	Silicon Laboratories, Inc.*	5,538,136
53,057	Synaptics, Inc.*	5,253,173
		34,600,937
	Software & Services - 12.5%
85,941	Alarm.com Holdings, Inc.*	5,574,133
81,110	Blackbaud, Inc.*	3,573,707
56,992	Ceridian HCM Holding, Inc.*	3,184,713
51,429	Concentrix Corp.	5,741,019
43,446	Consensus Cloud Solutions, Inc.*	2,054,996
89,264	DigitalOcean Holdings, Inc.*	3,228,679
40,302	ExlService Holdings, Inc.*	5,938,903
51,784	Five9, Inc.*	3,882,764
42,614	LiveRamp Holdings, Inc.*	773,870
62,427	Manhattan Associates, Inc.*	8,304,664
173,224	Olo, Inc. Class A*	1,368,470
93,021	Perficient, Inc.*	6,048,226
88,651	Rapid7, Inc.*	3,803,128
293,204	Repay Holdings Corp. Class A*	2,070,020
128,143	Shift4 Payments, Inc. Class A*	5,716,459
85,902	Sprout Social, Inc. Class A*	5,212,533
161,818	Varonis Systems, Inc.*	4,291,413
584,647	Verra Mobility Corp. Class A*	8,986,025
60,239	Workiva, Inc. Class A*	4,686,594
		84,440,316
	Technology Hardware & Equipment - 2.6%
74,692	Fabrinet*	7,129,351
64,701	Insight Enterprises, Inc.*	5,332,009
77,822	Lumentum Holdings, Inc.*	5,336,255
		17,797,615
	Total Common Stocks (cost $581,825,246)	$ 654,735,482
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
63,899	iShares Russell 2000 Growth ETF (1)		$ 13,200,894
	Total Exchange-Traded Funds (cost $13,334,988)		$ 13,200,894
	Total Long-Term Investments (Cost $595,160,234)		$ 667,936,376
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.1%
$ 7,529,118	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $7,530,969; collateralized by U.S. Treasury Note at 0.875%, maturing 11/15/2030, with a market value of $7,679,745		$ 7,529,118
	Securities Lending Collateral - 0.4%
416,303	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.91%(2)		416,303
1,387,678	HSBC US Government Money Market Fund, 2.91%(2)		1,387,678
416,303	Invesco Government & Agency Portfolio, Institutional Class, 2.95%(2)		416,303
416,303	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.81%(2)		416,303
			2,636,587
	Total Short-Term Investments (cost $10,165,705)		$ 10,165,705
	Total Investments (cost $605,325,939)	100.4%	$ 678,102,081
	Other Assets and Liabilities	(0.4)%	(2,610,507)
	Total Net Assets	100.0%	$ 675,491,574
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 14,877,179	$ 14,877,179	$ —	$ —
Banks	18,533,852	18,533,852	—	—
Capital Goods	86,469,272	86,469,272	—	—
Commercial & Professional Services	46,017,632	46,017,632	—	—
Consumer Durables & Apparel	21,447,835	21,447,835	—	—
Consumer Services	30,070,851	30,070,851	—	—
Diversified Financials	9,252,843	9,252,843	—	—
Energy	37,790,032	37,790,032	—	—
Food & Staples Retailing	5,084,249	5,084,249	—	—
Food, Beverage & Tobacco	26,625,650	26,625,650	—	—
Health Care Equipment & Services	70,395,121	70,395,121	—	—
Household & Personal Products	3,598,862	3,598,862	—	—
Insurance	2,756,109	2,756,109	—	—
Materials	23,789,557	23,789,557	—	—
Media & Entertainment	10,298,351	10,298,351	—	—
Pharmaceuticals, Biotechnology & Life Sciences	85,154,121	85,154,121	—	—
Real Estate	21,679,441	21,679,441	—	—
Retailing	4,055,657	4,055,657	—	—
Semiconductors & Semiconductor Equipment	34,600,937	34,600,937	—	—
Software & Services	84,440,316	84,440,316	—	—
Technology Hardware & Equipment	17,797,615	17,797,615	—	—
Exchange-Traded Funds	13,200,894	13,200,894	—	—
Short-Term Investments	10,165,705	2,636,587	7,529,118	—
Total	$ 678,102,081	$ 670,572,963	$ 7,529,118	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
3

Hartford HLS Series Fund II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
4

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedule of Investments
 September 30, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of the Fund, portfolio securities and other assets held in the Fund's portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to the Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
5

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedule of Investments – (continued)
 September 30, 2022  (Unaudited)

These levels are:
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.
6